Employees' Retirement Benefits (Schedule Of Amounts Recognized As Accumulated Other Comprehensive Loss (Income)) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2015	Mar. 31, 2014
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss		¥ 164,108	¥ 193,727
Transition obligation		453	609
Prior service cost	[1]	(2,508)	(4,599)
Total		162,053	189,737
NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss		93,281	95,549
Prior service cost	[2]	(65,266)	(72,361)
Total		¥ 28,015	¥ 23,188

[1]	Prior service cost has been amortized on the straight-line method over the average remaining service period of employees expected to receive benefits under the plans.
[2]	Prior service cost has been amortized on the straight-line method over the average remaining service period of employees expected to receive benefits under the plan.